Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of financial position -
Cash and due from banks	S/ 7,739,413	S/ 5,500,369
Financial Investments	19,072,718	17,629,445
Loans, net	37,136,853	32,960,917
Investment property	972,096	986,538	S/ 1,118,608	S/ 745,185
Total assets	71,562,293	63,744,409
Deposits and obligations	38,093,224	33,681,950
Due to banks and correspondents	3,979,637	4,293,361
Bonds, notes and other obligations	6,890,290	6,496,778
Insurance contract liabilities	7,328	62,879
Total liabilities	62,658,845	56,655,933
Equity attributable to IFS's shareholders	8,903,448	7,088,476	5,753,007	S/ 4,998,346
Consolidated statement of income -
Net interest and similar income	3,439,319	3,150,696	2,689,131
Impairment loss on loans, net of recoveries	750,811	660,072	827,935
(Loss) recovery due to impairment of financial investments	6,790	(13,077)	20,759
Net gain of investment property	(7,164)	4,655
Fee income from financial services, net	925,885	874,426	849,242
Insurance premiums and claims	426,608	328,566	259,349
Net profit (loss) for the year attributable to IFS's shareholders	1,450,115	1,091,394	S/ 1,033,454
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	9,785,892	7,726,699
Financial Investments	5,574,515	5,854,384
Loans, net	35,512,483	31,384,790
Total assets	53,019,361	47,496,321
Deposits and obligations	35,577,760	31,286,749
Due to banks and correspondents	3,662,250	3,968,790
Bonds, notes and other obligations	5,805,465	5,386,171
Total liabilities	46,676,473	41,994,455
Equity attributable to IFS's shareholders	6,342,888	5,501,866
Consolidated statement of income -
Net interest and similar income	2,783,943	2,493,577
Impairment loss on loans, net of recoveries	(750,787)	(660,858)
(Loss) recovery due to impairment of financial investments	43	(72)
Fee income from financial services, net	827,064	798,935
Net profit (loss) for the year attributable to IFS's shareholders	1,228,538	1,025,142
Interseguro and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	459,373	206,659
Financial Investments	11,463,674	10,249,730
Investment property	972,096	986,538
Total assets	13,378,974	12,011,764
Due to banks and correspondents	2,049	763
Bonds, notes and other obligations	134,877	172,082
Insurance contract liabilities	11,200,016	10,155,732
Total liabilities	11,966,477	10,797,239
Equity attributable to IFS's shareholders	1,412,497	1,214,525
Consolidated statement of income -
Net interest and similar income	598,883	599,009
(Loss) recovery due to impairment of financial investments	(6,170)	11,349
Net gain of investment property	54,493	52,420
Fee income from financial services, net	(3,980)	(4,593)
Insurance premiums and claims	(295,686)	(407,466)
Net profit (loss) for the year attributable to IFS's shareholders	186,934	(7,834)
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	697,535	465,497
Financial Investments	1,592,001	1,574,714
Loans, net	1,624,503	1,576,277
Total assets	4,098,057	3,732,178
Deposits and obligations	2,878,532	2,622,423
Due to banks and correspondents	315,338	323,808
Total liabilities	3,244,210	2,967,308
Equity attributable to IFS's shareholders	853,847	764,870
Consolidated statement of income -
Net interest and similar income	106,509	107,819
Impairment loss on loans, net of recoveries	(24)	786
(Loss) recovery due to impairment of financial investments	(663)	1,800
Fee income from financial services, net	164,312	123,626
Net profit (loss) for the year attributable to IFS's shareholders	S/ 200,254	S/ 183,302